Income Taxes - Schedule of Reconciliation of Expected Income Tax Benefit Computed Using the Federal Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax computed at federal statutory tax rate	(34.00%)	(34.00%)
Non-deductible expenses	5.70%	2.20%
Change in Valuation allowance	28.30%	31.80%
Total	0.00%	0.00%